Operating Leases (Tables)	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802